Description of the Plan - Contributions, and the Related Earnings, Vest (Details) - EBP 003 [Member]	12 Months Ended
Dec. 31, 2025
Description of the Plan [Abstract]
Less than 2	0.00%
2 but less than 3	20.00%
3 but less than 4	40.00%
4 but less than 5	60.00%
5 but less than 6	80.00%
6 years or more	100.00%